Consolidated Subsidiaries - Summary of Changes in Goodwill (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	₩ 100,093	₩ 105,647
Goodwill, Beginning	105,647	98,166
Increase	0	7,481
Decrease	0	0
Goodwill, Ending	100,093	105,647
Others [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	(5,554)	0
Goodwill, Beginning	0
Goodwill, Ending	(5,554)	0
Acquisition cost
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	100,093	105,647
Goodwill, Beginning	105,647	98,166
Increase	0	7,481
Decrease	0	0
Goodwill, Ending	100,093	105,647
Acquisition cost | Others [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	(5,554)	0
Goodwill, Beginning	0
Goodwill, Ending	(5,554)	0
Less: Accumulated impairment
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	0	0
Goodwill, Beginning	0	0
Increase	0	0
Decrease	0	0
Goodwill, Ending	0	0
Less: Accumulated impairment | Others [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	0	0
Goodwill, Beginning	0
Goodwill, Ending	₩ 0	₩ 0